Debt (Details)																	12 Months Ended						1 Months Ended								12 Months Ended			1 Months Ended
	Dec. 31, 2011 USD ($) Program	Dec. 31, 2010 USD ($) Program	Dec. 31, 2011 Floating rate USD ($)	Dec. 31, 2010 Floating rate USD ($)	Dec. 31, 2011 Fixed rate USD ($)	Dec. 31, 2010 Fixed rate USD ($)	Dec. 31, 2011 Current portion of long-term debt	Dec. 31, 2010 Current portion of long-term debt	Dec. 31, 2011 Bonds USD ($)	Dec. 31, 2010 Bonds USD ($)	Dec. 31, 2010 6.5% EUR Instruments, due 2011 USD ($)	Dec. 31, 2010 6.5% EUR Instruments, due 2011 EUR (€)	Dec. 31, 2011 4.625% EUR Instruments, due 2013 USD ($)	Dec. 31, 2011 4.625% EUR Instruments, due 2013 EUR (€)	Dec. 31, 2010 4.625% EUR Instruments, due 2013 USD ($)	Dec. 31, 2010 4.625% EUR Instruments, due 2013 EUR (€)	Dec. 31, 2011 2.5% USD Notes, due 2016 USD ($)	Dec. 31, 2011 1.25% CHF Bonds, due 2016 USD ($)	Dec. 31, 2011 1.25% CHF Bonds, due 2016 CHF	Dec. 31, 2011 4.0% USD Notes, due 2021 USD ($)	Dec. 31, 2011 2.25% CHF Bonds, due 2021 USD ($)	Dec. 31, 2011 2.25% CHF Bonds, due 2021 CHF	Jan. 31, 2012 1.5% CHF Bonds, due 2018 USD ($)	Jan. 31, 2012 1.5% CHF Bonds, due 2018 CHF	Dec. 31, 2011 U.S. dollar-denominated commercial paper USD ($)	Dec. 31, 2010 U.S. dollar-denominated commercial paper USD ($)	Dec. 31, 2011 Euro-commercial paper USD ($)	Dec. 31, 2010 Euro-commercial paper USD ($)	Dec. 31, 2011 Swedish krona commercial paper SEK	Dec. 31, 2010 Swedish krona commercial paper SEK	Dec. 31, 2011 Multicurrency credit facility USD ($)	Dec. 31, 2011 Multicurrency credit facility Minimum	Dec. 31, 2011 Multicurrency credit facility Maximum	Feb. 29, 2012 Bridge financing of planned acquisition of Thomas & Betts Corporation USD ($) day multiple
Debt
Total debt	$ 3,996,000,000	$ 2,182,000,000
Short-term debt	689,000,000	124,000,000
Current maturities of long-term debt	76,000,000	919,000,000
Short-term debt and current maturities of long-term debt	765,000,000	1,043,000,000
Short-term debt, weighted average interest rate, percent	3.40%	6.20%
Current maturities of long-term debt, weighted average nominal interest rate, percent	4.60%	6.40%
Number of commercial paper programs	3	3
Debt
Debt instrument, face amount												650,000,000		700,000,000		700,000,000	600,000,000		500,000,000	650,000,000		350,000,000		350,000,000
Initial Term of credit agreement (in days)																																		364
Number of extensions of maturity date																																		2
Extension period of maturity date (in days)																																		180 days
Maximum amount of additional borrowing																																		1,500,000,000
Commercial paper program, capacity																									1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	5,000,000,000	5,000,000,000
Commercial paper, amount outstanding																									435,000,000
Credit agreement, capacity																															2,000,000,000			4,000,000,000
Interest rate reference rate																															LIBOR, STIBOR or EURIBOR			LIBOR
Interest cost above variable interest rate on facility (as a percent)																																0.425%	0.625%	0.75%
Interest cost above LIBOR on drawings under the facility after six months from the date of acquisition of Thomas and Betts (as a percent)																																		1.00%
Increase in the reference rate every three months from nine months after the date of acquisition (as a percent)																																		0.25%
Represents the commitment fees payable, if on December 31, 2012 aggregate oustanding commitments exceed 1.5 billion USD as a percentage of those commitments																																		0.25%
Commitment fee as a proportion of the margin (as a percent)																															35.00%
Commitment fee as a proportion of the margin (as a percent)																																		35.00%
Commitment fee on credit facility (as a percent)																															0.166%
Utilization fee on credit facility (as a percent)																															0.15%
Utilization fee on credit facility beyond specified limit, percentage																															0.30%
Long-term debt:
Long-term debt	3,307,000,000	2,058,000,000	1,875,000,000	1,919,000,000	1,432,000,000	139,000,000			3,059,000,000	1,828,000,000	882,000,000		910,000,000		946,000,000		596,000,000	535,000,000		640,000,000	378,000,000
Current maturities of long-term debt	(76,000,000)	(919,000,000)
Long-term debt, total	3,231,000,000	1,139,000,000
Debt nominal interest rate (as a percent)			3.30%	5.70%	3.70%	5.60%	4.60%	6.40%			6.50%	6.50%	4.625%	4.625%	4.625%	4.625%	2.50%	1.25%	1.25%	4.00%	2.25%	2.25%	1.50%	1.50%
Proceeds from issuance of bonds																							370,000,000	346,000,000
Debt effective interest rate (as a percent)					3.70%	5.60%
Debt effective interest rate (as a percent)			1.60%	3.20%			4.60%	4.30%
Maturities of long-term debt
Due in 2012	76,000,000
Due in 2013	968,000,000
Due in 2014	14,000,000
Due in 2015	18,000,000
Due in 2016	1,149,000,000
Thereafter	1,082,000,000
Total	$ 3,307,000,000	$ 2,058,000,000	$ 1,875,000,000	$ 1,919,000,000	$ 1,432,000,000	$ 139,000,000			$ 3,059,000,000	$ 1,828,000,000	$ 882,000,000		$ 910,000,000		$ 946,000,000		$ 596,000,000	$ 535,000,000		$ 640,000,000	$ 378,000,000
Repurchase terms
Percentage of principal amount of bonds used in redemption calculation																	100.00%			100.00%
Minimum threshold for early redemption by the entity																		85.00%	85.00%		85.00%	85.00%